AFS and HTM Debt Securities, Outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	$ 175,463	$ 215,533
Available-for-sale, gross unrealized gains	2,635	5,122
Available-for-sale, gross unrealized losses	(854)	(263)
Available-for-sale, at fair value	177,244	220,392
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	272,022	205,720
Held-to-maturity, gross unrealized gains	3,570	6,791
Held-to-maturity, gross unrealized losses	(3,206)	(204)
Held-to-maturity, at fair value	272,386	212,307
Total AFS and HTM Debt securities:
Amortized cost, net	447,485	421,253
Debt securities, gross unrealized gains	6,205	11,913
Debt securities, gross unrealized losses	(4,060)	(467)
Fair value	449,630	432,699
Allowance for credit loss, available-for-sale debt securities	8	28
Allowance for credit loss, held-to-maturity debt securities	96	41
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	39,668	21,954
Available-for-sale, gross unrealized gains	185	205
Available-for-sale, gross unrealized losses	(192)	0
Available-for-sale, at fair value	39,661	22,159
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	16,544	47,295
Held-to-maturity, gross unrealized gains	599	1,472
Held-to-maturity, gross unrealized losses	(318)	(170)
Held-to-maturity, at fair value	16,825	48,597
Non-U.S. government securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	71	16,816
Available-for-sale, gross unrealized gains	0	0
Available-for-sale, gross unrealized losses	0	(3)
Available-for-sale, at fair value	71	16,813
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	16,618	19,263
Available-for-sale, gross unrealized gains	350	224
Available-for-sale, gross unrealized losses	(51)	(81)
Available-for-sale, at fair value	16,917	19,406
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	32,689	25,860
Held-to-maturity, gross unrealized gains	847	938
Held-to-maturity, gross unrealized losses	(61)	(5)
Held-to-maturity, at fair value	33,475	26,793
Securities of U.S. states and political subdivisions [Member] | Nontaxable preferred debt securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	5,200	5,000
Available-for-sale, at fair value	5,200	5,000
Federal agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	104,661	134,838
Available-for-sale, gross unrealized gains	1,807	4,260
Available-for-sale, gross unrealized losses	(582)	(28)
Available-for-sale, at fair value	105,886	139,070
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	188,909	115,437
Held-to-maturity, gross unrealized gains	1,882	4,182
Held-to-maturity, gross unrealized losses	(2,807)	(21)
Held-to-maturity, at fair value	187,984	119,598
Non-agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	4,515	3,745
Available-for-sale, gross unrealized gains	32	30
Available-for-sale, gross unrealized losses	(15)	(46)
Available-for-sale, at fair value	4,532	3,729
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	1,082	890
Held-to-maturity, gross unrealized gains	31	51
Held-to-maturity, gross unrealized losses	(18)	(8)
Held-to-maturity, at fair value	1,095	933
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	5,713	9,058
Available-for-sale, gross unrealized gains	2	4
Available-for-sale, gross unrealized losses	(7)	(44)
Available-for-sale, at fair value	5,708	9,018
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	31,067	16,238
Held-to-maturity, gross unrealized gains	194	148
Held-to-maturity, gross unrealized losses	(2)	0
Held-to-maturity, at fair value	31,259	16,386
Other debt securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	4,217	9,859
Available-for-sale, gross unrealized gains	259	399
Available-for-sale, gross unrealized losses	(7)	(61)
Available-for-sale, at fair value	4,469	$ 10,197
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	1,731
Held-to-maturity, gross unrealized gains	17
Held-to-maturity, gross unrealized losses	0
Held-to-maturity, at fair value	$ 1,748